Loan Receivable - Third Party, Net	6 Months Ended
Jun. 30, 2025
Loan Receivable - Third Party, Net [Abstract]
LOAN RECEIVABLE - THIRD PARTY, NET

Note 6 — LOAN RECEIVABLE - THIRD PARTY, NET

Loan receivable – third party, net consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Borrower A	2,621,944	1,321,944	1,039,346
Less: Allowance for credit loss	-	(132,194)	(103,935)
Loan receivable – third party, net	2,621,944	1,189,750	935,411

The Company provided Borrower A with a term loan of S$2,621,944 ($2,000,000), maturing on April 15, 2025, the loan shall bear interest at a fixed rate of five percent (5%) per annum.

As of the date of the issuance of unaudited condensed consolidated financial statements, the Company has collected S$1,300,000 and extended the remaining balance of S$1,321,944 to October 15, 2025.

The Company recognized an expected credit loss provision of S$132,194 ($103,935) for the six months ended June 30, 2025.